Tax - Schedule of Per Share Effect of the Tax Holiday (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Per Share Effect of the Tax Holiday [Abstract]
Tax holiday effect (in Dollars)	$ 846	$ (520)
Effect of tax holiday on basic net income per share	$ 0.02	$ (0.01)
Effect of tax holiday on diluted net income per share	$ 0.02	$ (0.01)